CALVERT GLOBAL ENERGY SOLUTIONS FUND
CALVERT GLOBAL WATER FUND
Supplement to Prospectus dated February 1, 2024

The following changes are effective immediately:

1.The following replaces “Calvert Global Energy Research Index.” under “Principal Investment Strategies” under “Fund Summaries” under “Calvert Global Energy Solutions Fund”:

Calvert Global Energy Research Index. CRM will derive the index universe for the Index by identifying companies that manage energy use in a sustainable manner or that are actively engaged in facilitating the transition to a more sustainable economy through the reduction of greenhouse gas emissions and the expanded use of renewable energy sources (the “Index Universe”). Companies must satisfy minimum equity market capitalization and liquidity thresholds and be significantly involved in energy-related business activities in order to be eligible for inclusion in the Index Universe. CRM selects Index components from the Index Universe that operate their businesses in a manner consistent with The Calvert Principles for Responsible Investment (the “Calvert Principles”). The Calvert Principles serve as a framework for considering environmental, social and governance (“ESG”) factors that may affect investment performance. The Index is owned by CRM, which also serves as investment adviser to the Fund. Christopher Madden, CFA, Co-Head of Applied Responsible Investment Solutions, and Zi Ye, Index Manager, manage the Index construction process at CRM. Companies in the sustainable energy solutions industry are significantly involved in energy-related business activities. A company is significantly involved in energy-related business activities if (i) at least 30 percent (25 percent for any current Index components) of its total revenues or earnings are derived from the production and/or distribution of renewable energy including solar, wind, biomass, waste-to-energy, geothermal, biofuels, and hydropower (“Renewable Energy Producers/Distributors”), it provides technologies and materials that assist in the move away from fossil fuels or reduce energy consumption, such as power storage, smart grid applications, and carbon capture technologies (“Energy Technology Providers”), or it offers products and services that improve energy efficiency for residential or commercial use (“Energy Efficiency Providers”); (ii) it is a leader in energy efficiency and/or the use of renewables in the most energy intensive industries, such as the cement and steel industries (“Energy Use Leaders”); or (iii) it provides innovative solutions to global energy challenges, as defined by the relevant United Nations’ Sustainable Development Goals (“Energy Innovators”). For Renewable Energy Producers/Distributors, Energy Technology Providers and Energy Efficiency Providers that do not disclose an exact percentage of revenue derived from energy solutions-related business activities, CRM may seek to estimate such percentage based on its research. To be included in the Index Universe, Renewable Energy Producers/Distributors, Energy Technology Providers, Energy Efficiency Providers and Energy Use Leaders must have, at the time of each Index reconstitution, a minimum market capitalization of $600 million ($550 million for any current Index components), a minimum $400 million float-adjusted market capitalization, and both 20-day average daily trading volume and median daily trading volume of at least $750,000 on their primary exchange. To be included in the Index Universe, Energy Innovators must have, at the time of each Index reconstitution, a minimum $300 million float-adjusted market capitalization, float that equals or exceeds 30% of the issued and outstanding shares of the company, and both 20-day average daily trading volume and median daily trading volume of at least $750,000 on their primary exchange.

At each Index reconstitution and rebalance, Renewable Energy Producers/Distributors, Technology Providers, and Energy Efficiency Providers are each allocated approximately 25% of the Index, and stocks of companies classified in these categories are weighted based on their free float, natural log-weighted market capitalization within each category. This weighting methodology seeks to limit the potential for large-cap and mega large-cap companies to dominate the Index while allowing for increased exposure to small-cap and micro-cap companies. At each Index reconstitution and rebalance, Energy Use Leaders and Energy Innovators are, together, allocated approximately 25% of the Index and stocks of companies classified in these categories are equal weighted. CRM will select a maximum of 50 companies across the Energy Use Leaders and Energy Innovators categories. Within the Energy Use Leaders category, CRM will select a maximum of three companies from each energy intensive industry. Emerging market companies are limited to a 20% weight in the Index. The maximum weight of any individual security in the Index is 5%. The number of companies in the Index will change over time due to CRM’s evaluation of an issuer relative to the Calvert Principles or corporate actions involving companies in the Index. The Index is reconstituted annually and is rebalanced quarterly.

At each Index reconstitution and rebalance, at least 40% of the total market value of the Index will be comprised of non-U.S. securities. Securities will be considered non-U.S. securities based on an analysis of various criteria, including a company’s principal place of business, the primary exchange on which the security is traded, and the country in which the greatest percentage of company revenue is generated. All Index components must be listed on a stock exchange in either a developed country or an emerging market country.

At each Index reconstitution and rebalance, at least 40% of the total market value of the Index will have economic exposure to the sustainable energy solutions industry through (I) the percentage of revenues or earnings of the Index components that are generated from products, services or technologies related to sustainable energy solutions or (ii) the percentage of assets of the Index components that are utilized to produce those products, deliver those services, or deploy those technologies.

2.The following replaces “Calvert Global Water Research Index.” under “Principal Investment Strategies” under “Fund Summaries” under “Calvert Global Water Fund”:

Calvert Global Water Research Index. CRM will derive the index universe for the Index by identifying companies that manage water use in a sustainable manner or that are actively engaged in expanding access to water, improving water quality, promoting efficient use of water, or providing solutions that address other global water challenges (the “Index Universe”). Companies must satisfy minimum equity market capitalization and liquidity thresholds and be significantly involved in water-related business activities in order to be eligible for inclusion in the Index Universe. CRM selects Index components from the Index Universe that operate their businesses in a manner consistent with The Calvert Principles for Responsible Investment (the “Calvert Principles”). The Calvert Principles serve as a framework for considering environmental, social and governance (“ESG”) factors that may affect investment performance. The Index is owned by CRM, which also serves as investment adviser to the Fund. Christopher Madden, CFA, Co-Head of Applied Responsible Investment Solutions, and Zi Ye, Index Manager, manage the Index construction process at CRM. Companies in the water industry are significantly involved in water-related business activities. A company is significantly involved in water-related business activities if (a) at least 30 percent (25 percent for any current Index components) of its total annual revenue or earnings is derived from business activities in either the water utilities or water distribution sectors (“Water Utilities”), the water infrastructure sector (“Water Infrastructure Providers”), or water treatment or water technology sectors (“Water Technology Providers”); (ii) it is a leader in water efficiency or water re-use in a water-intensive industry, which may include the food products, paper and semiconductor industries (“Water Use Leaders”); or (iii) it provides innovative solutions that address global water challenges, as outlined by the relevant United Nations’ Sustainable Development Goals (“Water Innovators”). For Water Utilities, Water Infrastructure Providers and Water Technology Providers that do not disclose an exact percentage of revenue derived from water-related business activities, CRM may seek to estimate such percentage based on its research. To be included in the Index Universe, Water Utilities, Water Infrastructure Providers, Water Technology Providers and Water Use Leaders must have, at the time of each Index reconstitution, a minimum market capitalization of $600 million ($550 million for any current Index components), a minimum $400 million float-adjusted market capitalization, and both 20-day average daily trading volume and median daily trading volume of at least $750,000 on their primary exchange. To be included in the Index Universe, Water Innovators must have, at the time of each Index reconstitution, a minimum $300 million float-adjusted market capitalization, float that equals or exceeds 30% of the issued and outstanding shares of the company, and both 20-day average daily trading volume and median daily trading volume of at least $750,000 on their primary exchange.

At each Index reconstitution and rebalance, Water Utilities, Water Infrastructure Providers, and Water Technology Providers are each allocated approximately 25% of the Index, and stocks of companies classified in these categories are weighted based on their free float, natural log-weighted market capitalization within each category. This weighting methodology seeks to limit the potential for large-cap and mega large-cap companies to dominate the Index while allowing for increased exposure to small-cap and micro-cap companies. At each Index reconstitution and rebalance, the Water Use Leaders and Water Innovators are, together, allocated approximately 25% of the Index and stocks of companies classified in these categories are equal weighted. CRM will select a maximum of 50 companies across the Water Use Leaders and Water Innovators categories. Within the Water Use Leaders category, CRM will select a maximum of three companies from each water intensive industry. Emerging market companies are limited to a 20% weight in the Index. The maximum weight of any individual security in the Index is 5%. The number of companies in the Index will change over time due to CRM’s evaluation of an issuer relative to the Calvert Principles or corporate actions involving companies in the Index. The Index is reconstituted annually and is rebalanced quarterly.

At each Index reconstitution and rebalance, at least 40% of the total market value of the Index will be comprised of non-U.S. securities. Securities will be considered non-U.S. securities based on an analysis of various criteria, including a company’s principal place of business, the primary exchange on which the security is traded, and the country in which the greatest percentage of company revenue is generated. All Index components must be listed on a stock exchange in either a developed country or an emerging market country.

At each Index reconstitution and rebalance, at least 40% of the total market value of the Index will have economic exposure to the water industry through (in) the percentage of revenues or earnings of the Index components that are generated from water-related products, services or technologies or (ii) the percentage of assets of the Index components that are utilized to produce those products, deliver those services, or deploy those technologies.

May 17, 2024	43689 5.17.24